Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 28, 2018 CNY (¥) shares	Mar. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 CNY (¥) shareholder shares	Sep. 30, 2017 USD ($) shareholder shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 shares	Mar. 16, 2020 $ / shares	Feb. 28, 2020 $ / shares	Sep. 30, 2017 USD ($)
Organization and Principal Activities
Distribution to shareholders (Note 14) | ¥										¥ 2,242,914
Cash consideration from issuance of redeemable convertible preferred shares | ¥										1,840,295
Shares repurchased (in shares)							76,586,600	76,586,600	145,762,478
Cash consideration for shares repurchased							¥ 70,889	$ 10,353	¥ 203,760
Number of Shareholders | shareholder					3	3
Net proceeds from the IPO	¥ 1,048,660	$ 153,147								1,048,660
Deferred IPO costs | ¥										26,752
OneSmart Online
Organization and Principal Activities
Additional non controlling interest							90.00%	90.00%
Yimi Cayman
Organization and Principal Activities
Additional non controlling interest							90.00%	90.00%
Shareholders of Variable Interest Entities
Organization and Principal Activities
Distribution to shareholders (Note 14)										¥ 2,242,914	$ 327,557
Class B ordinary shares | Mr. Zhang, Founder
Organization and Principal Activities
Number of shares transferred			142,642,550	142,642,550
Cash consideration from shares transferred			¥ 163,023	$ 23,808
Class B ordinary shares | Happy Edu Inc
Organization and Principal Activities
Shares issued (in shares)												2,439,484,566
Class A ordinary shares
Organization and Principal Activities
Shares repurchased (in shares)					94,897,359	94,897,359
Cash consideration for shares repurchased | $						$ 13,028
Class A ordinary shares | Shareholders of Variable Interest Entities
Organization and Principal Activities
Shares issued (in shares)												94,897,359
Series A redeemable convertible preferred shares
Organization and Principal Activities
Shares repurchased (in shares)					341,256,445	341,256,445
Cash consideration for shares repurchased | $						$ 46,850
Series A redeemable convertible preferred shares | Shareholders of Variable Interest Entities
Organization and Principal Activities
Shares issued (in shares)												1,890,686,563
Series A1 redeemable convertible preferred shares
Organization and Principal Activities
Shares issued (in shares)					1,840,535,677	1,840,535,677
Cash consideration from issuance of redeemable convertible preferred shares					¥ 1,840,536	$ 268,793
Issuance cost					¥ 241										$ 35
Series A1 redeemable convertible preferred shares | Shareholders of Variable Interest Entities
Organization and Principal Activities
Shares issued (in shares)												35,757,200
American depositary shares
Organization and Principal Activities
Share price (in dollars per share) | $ / shares													$ 5.02	$ 5.44
IPO
Organization and Principal Activities
Net proceeds from the IPO	1,048,660	153,147
Deferred IPO costs	¥ 26,752	$ 3,907
IPO | Class A ordinary shares
Organization and Principal Activities
Shares issued (in shares)	652,000,000	652,000,000
IPO | American depositary shares
Organization and Principal Activities
Shares issued (in shares)	16,300,000	16,300,000
Share price (in dollars per share) | $ / shares		$ 11.00